Related Parties - Schedule of Significant Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
LS International Holdings Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf
Loan to		3,025
Loan from
My Brand Management Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf
Loan to		876
Loan from
Billion Built International Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf
Loan to		24,282
Loan from
Wing Hong Pharmaceutical Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to		36,628
Paid on behalf	138
Loan to		140,489
Loan from
HongKong Profit Fields Group Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf		28,662
Loan to
Loan from
Hangzhou Liku Electronic Commercial Co., Ltd [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf		237,777
Loan to
Loan from
Fame overseas Supply Chain Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf	2,281
Loan to		3,510
Loan from
HongKong Hao Le Ku Limited [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf		306,948
Loan to
Loan from		399,954
Mr. Lap Sun Wong [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf
Loan to
Loan from	248,023	243,427
Mr. Zhifang Zhang [member]
Schedule of Significant Related Parties {Line Items]
Sales to
Paid on behalf
Loan to
Loan from	$ 571,152	$ 124,889